Other Debt Securities	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Other Debt Securities
10	OTHER DEBT SECURITIES
The following table shows the bank’s holdings of other debt securities, net of the impairment allowances, as of December 31, 2022 and 2021:

Name	Holdings
	12/31/2022		12/31/2021
	Fair value level	Book amounts	Book amounts
Other debt securities
Measured at fair value through other comprehensive income
- Local
Government securities
Letters of National Estate in pesos adjusted by CER at discount - Maturity: 02-17-2023	1	44,938,818
Bonds of treasury of federal government in pesos adjusted by CER - Maturity: 03-25-2023	1	34,466,456	20,285,891
Letters of National Estate in pesos adjusted by C ER a t discount - Maturity: 01-20-2023	1	13,323,179
Letters of National treasury in pesos at discount - Maturity: 02-28-2023	1	11,626,524
Letters of National treasury in pesos at discount - Maturity: 03-31-2023	1	10,732,116
Bonds of treasury of federal government in pesos adjusted by CER - Maturity: 08-13-2023	1	8,802,301	6,030,797
Bonds of treasury of federal government in pesos adjusted by CER - Maturity: 05-19-2023	1	2,849,299
Letters of National Estate in pesos at discount - Maturity: 04-28-2023	1	1,406,688
Bonds of treasury of federal government in pesos adjusted by CER - Maturity: 03-06-2023	1	1,354,629
Bonds of federal government in dollars Step up - Maturity: 07-09-2030	1	520,270	793,058
Other		460,401	216,097,027

Subtotal local government securities (1)		130,480,681	243,206,773

Central Bank of Argentina Bills
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-04-2022			41,921,012
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-27-2022			36,776,261
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-18-2022			36,305,152
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-11-2022			34,527,730
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-13-2022			34,092,263
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-25-2022			32,241,669
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-06-2022			30,950,258
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-20-2022			12,203,612

Subtotal Central Bank of Argentina Bills			259,017,957

Name (contd.)	Holdings
	12/31/2022		12/31/2021
	Fair value level	Book amounts	Book amounts
Other debt securities
Measured at fair value through other comprehensive income (contd.)
- Foreign
Government securities
US Treasury Bill – Maturity: 01-10-2023	1	3,894,153
US Treasury Bill – Maturity: 01-17-2023	1	2,652,942
US Treasury Bill – Maturity: 01-19-2023	1	884,217
US Treasury Bill – Maturity: 01-20-2022			8,005,927

Subtotal foreign government securities		7,431,312	8,005,927

Total Other debt securities measured at fair value through other comprehensive income (2)		137,911,993	510,230,657

Measured at amortized cost
- Local
Government securities
Bonds of treasury of federal government in pesos - Maturity: 05-23-2027		40,161,419
Bonds of treasury of federal government in pesos Badlar x 0.7 - Maturity: 11-23-2027		8,374,568
Discount bonds denominated in pesos at 5.83% - Maturity: 12-31-2033		506,895	517,805
Debt securities of Province of Río Negro in pesos - Maturity: 04-12-2023		200,333
Treasury bills of Province of Río Negro Series 02 in pesos - Maturity: 06-15-2023		198,999
Bonds of treasury of federal government in pesos at 22% - Maturity: 05-21-2022			44,300,564
Treasury bills of Province of Neuquén Series 1 Class 1 - Maturity: 04-07-2022			607,203
Debt securities of Province of Río Negro in pesos - Maturity: 04-12-2022			425,779
Treasury bills of Province of Río Negro Series 02 Class 01 - Maturity: 06-15-2022			377,074
Treasury bills of Province of Neuquén Series 4 Class 1 in pesos - Maturity: 02-28-2022			89,310

Subtotal local government securities		49,442,214	46,317,735

Central Bank of Argentina Bills
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-03-2023		62,250,767
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-24-2023		62,080,786
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-05-2023		62,003,011
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-26-2023		61,833,224
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-10-2023		61,386,248
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-12-2023		61,141,456
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-17-2023		60,533,736
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-19-2023		60,292,343
Internal letters of BCRA exchange rate of reference to rate 0 - Maturity – Maturity: 09-20-2023		3,796,524
Internal letters of BCRA exchange rate of reference to rate 0 - Maturity – Maturity: 09-22-2023		3,660,475
Other		37,386,546

Subtotal local Central Bank of Argentina Bills		536,365,116

Central Bank of Argentina Notes
Liquidity notes of Central Bank of Argentina in pesos—Maturity: 01-04-2023		12,105,932

Subtotal local Central Bank of Argentina Notes		12,105,932

Name (contd.)	Holdings
	12/31/2022		12/31/2021
	Fair value level	Book amounts	Book amounts
Private securities
Corporate Bonds Vista Energy Argentina SAU Class 13 - Maturity: 08-08-2024		521,919
Corporate Bonds Vista Oil & Gas Argentina SAU Class 15 - Maturity: 01-20-2025		481,671
Debt Securities in Financial Trusts Confibono Series 65 Class A - Maturity: 07-20-2023		116,483
Debt Securities in Financial Trusts Secubono Series 221 Class A - Maturity: 07-28-2023		90,941
Debt Securities in Financial Trusts Secubono Series 222 Class A - Maturity: 08-28-2023		75,880
Corporate Bonds YPF SA Class 043 - Maturity: 10-21-2023		34,863	108,511
Debt Securities in Financial Trusts Secubono Series 219 Class A - Maturity: 04-28-2023		24,819
Debt Securities in Financial Trusts Red Surcos Series 020 Class A - Maturity: 07-15-2022			83,953
Debt Securities in Financial Trusts Secubono Series 209 Class A - Maturity: 05-30-2022			60,149
Corporate Bonds Banco Santander Rio SA Class 021 - Maturity: 01-26-2022			51,914
Other			210,017

Subtotal local private securities		1,346,576	514,544

Total Other debt securities measured at cost amortized (3)		599,259,838	46,832,279

Total Other debt securities		737,171,831	557,062,936

(1)
The Argentine Ministry of Economy, in terms of the Article 11 of the Decree No. 331/2022, invited the holders of certain investments to enter into a voluntary debt swaps. The Bank decided to enter into those swaps, as explained as follows:

✓	During January 2023, the following instruments entered into the swap:

•	Letters of National Estate in pesos adjusted by CER – Maturity: 02-17-2023 (X17F3) for a nominal amount of 20,900,000,000.

•	Letters of National Estate in pesos at discount – Maturity: 02-28-2023 (S28F3) for a nominal amount of 12,893,000,000.

•	Letters of National Estate in pesos adjusted by CER – Maturity: 01-20-2023 for a nominal amount of 290,000,000.
As a consequence of the swap, the Bank booked a gain amounted to 979,729.

✓	As mentioned in note 5, during March 2023, the following instruments entered into the swap:

•	Letters of National treasury in pesos at discount – Maturity: 06-30-2023 (S3OJ3) for a nominal amount of 26,640,975,851.

•	Letters of National Estate in pesos adjusted by CER – Maturity: 06-16-2023 (X16J3) for a nominal amount of 4,516,000,000.

•	Letters of National Estate in pesos adjusted by CER – Maturity: 05-19-2023 (X19Y3) for a nominal amount of 1,759,369,713.
As a consequence of the swap, the Bank booked a loss amounted to 233,960. In addition, with almost all the instruments received, the Bank purchased put options with the BCRA that could be exercised up to one day before the maturity of the underlying instrument.

(2)	The gross carrying amount of these investments, their stages and the related allowance for ECL are disclosed in note 9.3.

(3)	The gross carrying amount of these investments, their stages and the related allowance for ECL are disclosed in note 9.2.
As of December 31,
202
2 the unrealized gains and losses from government securities amounted to 549,377 and 948,979. In addition, as of December 31, 2021, the unrealized gains and losses from government securities amounted to 5,280,962 and 520,052, respectively, and the unrealized losses related to Central Bank Bills amounted to 318,009. All the abovementioned amounts are net of income tax effects.